COMMON STOCK	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
COMMON STOCK

NOTE 14 – COMMON STOCK

A)	Stock Issued for cash

The Company has authorized 324,000,000 shares of common stock with a par value of $0.01.

During the year ended December 31, 2015, the Company issued 54,000 shares of its common stock in connection with the exercise of a stock option granted to a related party Director and received $15,001 based on the exercise price of $0.2778 per common share.

During the year ended December 31, 2015 the Company issued 10,000 shares of its common stock in connection with the exercise of a stock option granted to a related party Director and received $5,000 based on the exercise price of $0.50 per share.

During the year ended December 31, 2015, the Company raised additional capital through issuance of common stock pursuant to a private placement whereby $990,000 in capital was raised through the issuance of 1,980,000 shares of common stock at $0.50 per share.

During the year ended December 31, 2016 the Company raised $800,000 through the sale of 1,600,000 shares of common stock at $0.50 per share.

B)	Stock issued for services

On January 19, 2015, the Company entered into an agreement with an employee, wherein the employee elected to receive 400 shares of the Company common stock at a fair value of $0.75 per share, or $300, in lieu of a bonus.

On May 1, 2015, the Company entered into an agreement with an employee, wherein the employee elected to receive 2,000 shares of the Company common stock at a fair value of $0.65 per share, or $1,300, in lieu of a bonus.

On May 22, 2015, the Company issued to a law firm 50,000 shares of its common stock at $0.65 per share, or $32,500, for services rendered. The Company valued these common shares based on the fair value at the date of grant.

On May 28, 2015, the Company issued to a consultant 5,000 shares of its common stock at $0.65 per share, or $3,250, for services rendered. The Company valued these common shares based on the fair value at the date of grant.

On October 15, 2015, the Company issued to a consultant 7,000 shares of its common stock at $0.60 per share, or $4,200, for services rendered. The Company valued these common shares based on the fair value at the date of grant.

On November 15, 2015, the Company issued to a consultant 7,000 shares of its common stock at $0.75 per share, or $5,250, for services rendered. The Company valued these common shares based on the fair value at the date of grant.

On December 15, 2015, the Company issued to a consultant 7,000 shares of its common stock at $0.69 per share, or $4,830, for services rendered. The Company valued these common shares based on the fair value at the date of grant.

On January 15, 2016, the Company issued to a consultant 7,000 shares of its common stock at $0.695 per share, or $4,865, for services rendered. The Company valued these common shares based on the fair value at the date of grant.

On February 15, 2016, the Company issued to a consultant 7,000 shares of its common stock at $0.695 per share, or $4,865, for services rendered. The Company valued these common shares based on the fair value at the date of grant.

On March 22, 2016, the Company issued to a law firm 50,000 shares of its common stock at $0.695 per share, or $34,750, for services rendered. The Company valued these common shares based on the fair value at the date of grant.

On April 15, 2016, the Company issued to a consultant 7,000 shares of its common stock at $0.695 per share, or $4,690, for services rendered. The Company valued these common shares based on the fair value at the date of grant.

On May 16, 2016, the Company issued to a consultant 3,600 shares of its common stock at $0.75 per share, or $2,700, for services rendered. The Company valued these common shares based on the fair value at the date of grant.

From June 20, 2016 through December 16, 2016 the Company issued in seven equal amounts of 3,600 shares, 25,200 shares to a consultant at $0.85 per share valued at $21,420 or $3,060 per issuance, for services rendered. The Company valued these common shares based on a fair value on the date of grant.

C)	Retirement of Treasury Shares

On December 21, 2015 the Company’s board of directors approved to retire 360,000 treasury shares with a cost of $2,501.

D)	Stock issued for acquisitions

During the year ended December 31, 2015, the Company issued 350,000 shares of its common stock for the acquisition of two websites.  The Company valued these common shares at $262,500 or $0.75 per share, based on the fair value on the date of the acquisitions/

On December 15, 2016, the Company issued 200,000 shares of its common stock in connection the acquisition of the Black Helmet Apparel operations from a private company.  (See Note 3)  The common shares were valued at $170,000 or $0.85 per share, based on the fair value on the date of issuance.

E)	Stock issued for dividends

During the year ended December 31, 2016, the Company issued 809,472 shares of its common stock as dividends to the holders of its Series A, Series B, Series C, and Series D Stock. Included in these issuances were 501,562 common shares issued in January as annual dividends due under the provision of the Series A, B, C and D Stock and 307,910 common shares issued as dividend accrued through August 18, 2016, upon conversion.  Holders of the Series A, Series B, Series C, and Series D Stock are entitled to the payment of a 10% dividend payable in shares of the Company’s common stock at a rate of one share of common stock for each ten shares of Series A, Series B, Series C, or Series D Stock payable on the tenth business day of January for the previous year.

During the year ended December 31, 2015, the Company issued 289,425 shares of its common stock as dividends to the holders of its Series A Stock, Series B Stock, and Series C Stock only. Holders of the Series A, Series B, Series B and Series D Stock are entitled to the payment of a 10% dividend payable in shares of the Company's common stock at a rate of one share of common stock for each ten shares of Series A, Series B, Series C, or Series D Stock. Dividends shall be payable annually the tenth business day of January.

F)

Stock issued for conversion of preferred stock

In August 2016, the Company issued 5,100,000 shares of its common stock to the holders of its Series A Stock, Series B Stock, Series C Stock and Series D Stock upon the conversion of 5,100,000 shares of its Series A Stock, Series B Stock, Series C Stock and Series D Stock.

G)

Stock issued for conversion of convertible notes payable and accrued interest

In August 2016 the Company issued 1,207,200 shares of common stock upon the conversion, at $0.50 per share, of $600,000 in convertible notes payable with related accrued interest of $3,600 through the date of conversion.